Convertible Note (Tables)	6 Months Ended
Jun. 30, 2025
Convertible Note [Abstract]
Schedule of Convertible Note Accounted as Amortized Cost

The Convertible Note accounted for at amortized cost as of June 30, 2025 consisted of following:

As of June 30, 2025
Convertible Note Principal	$3,165,000
OID	(150,000)
Legal cost	(15,000)
Fair value for Pre-Delivery Shares related to the issuance of Convertible Note	(2,223,100)
Total	$776,900